Note 6 - Intangible Assets - Estimated Aggregate Future Amortization Expense (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
2021	$ 866,629
2022	866,629
2023	866,629
2024	853,234
2025	142,205
Balance	$ 3,595,326	$ 5,678,649